Summary of Significant Accounting Policies (Concentrations Narrative) (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies Concentrations Narrative Details
Sales revenue, major customer, percentage	49.00%	21.00%
Accounts receivable from major customers, percentage of total	53.00%	32.00%
International sales revenue, percentage	59%	81%
Cash balances located outside of the United States	Cash balances located outside of the United States may not be insured and totaled $1,039,326 and $42,074 at June 30, 2015 and 2014, respectively.